UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                      ------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:    GLENHILL ADVISORS, LLC
              ----------------------------------------
     Address: 156 WEST 56th STREET, 17th FLOOR
              ----------------------------------------
              NEW YORK, NEW YORK 10019
              ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York        November 16, 2009
     ------------------------   -------------------------  --------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                2
                                                 -----------------

     Form 13F Information Table Entry Total:         137
                                                 -----------------

     Form 13F Information Table Value Total:         1,118,500
                                                 -----------------
                                                    (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ---------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ---------------------------------------

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2           COLUMN 3     COLUMN 4    COLUMN 5           COLUMN 6     COLUMN 7    COLUMN 8
--------                      --------           --------     --------    --------           --------     --------    --------
Name of Issuer                Title of           CUSIP        Value       Shares or Sh/ Put/ Investment   Other    Voting Authority
                              Class                          (x$1000)     Prn Amt   Prn call Discretion   Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.Com Inc-Cl A     CL A              68243Q 10 6    3,004      870,750  Sh       Shared-Defined   01     Sole
1-800-Flowers.Com Inc-Cl A     CL A              68243Q 10 6    2,559      741,750  Sh       Shared-Defined   02     Sole
AC Moore Arts & Crafts Inc     COM               00086T 10 3   11,318    3,143,858  Sh       Shared-Defined   01     Sole
AC Moore Arts & Crafts Inc     COM               00086T 10 3   10,282    2,856,142  Sh       Shared-Defined   02     Sole
Adaptec Inc                    COM               00651F 10 8       62       18,707  Sh       Shared-Defined   01     Sole
Adaptec Inc                    COM               00651F 10 8       45       13,543  Sh       Shared-Defined   02     Sole
Akamai Technologies            COM               00971T 10 1      454       23,083  Sh       Shared-Defined   01     Sole
Akamai Technologies            COM               00971T 10 1      329       16,693  Sh       Shared-Defined   02     Sole
Arvinmeritor Inc               COM               043353 10 1   27,589    3,528,000  Sh       Shared-Defined   01     Sole
Arvinmeritor Inc               COM               043353 10 1   20,504    2,622,000  Sh       Shared-Defined   02     Sole
Atlas Energy Inc               COM               049298 10 2    3,654      135,000  Sh       Shared-Defined   01     Sole
Atlas Energy Inc               COM               049298 10 2    3,113      115,000  Sh       Shared-Defined   02     Sole
Boston Scientific Corp         COM               101137 10 7      227       21,470  Sh       Shared-Defined   01     Sole
Boston Scientific Corp         COM               101137 10 7      165       15,550  Sh       Shared-Defined   02     Sole
Casual Male Retail Group Inc   COM               148711 30 2    8,415    2,446,149  Sh       Shared-Defined   01     Sole
Casual Male Retail Group Inc   COM               148711 30 2    3,505    1,018,941  Sh       Shared-Defined   02     Sole
Chimera Investment Corp        COM               16934Q 10 9    6,188    1,620,000  Sh       Shared-Defined   01     Sole
Chimera Investment Corp        COM               16934Q 10 9    5,272    1,380,000  Sh       Shared-Defined   02     Sole
Cigna Corp                     COM               125509 10 9   21,312      758,700  Sh       Shared-Defined   01     Sole
Cigna Corp                     COM               125509 10 9   18,155      646,300  Sh       Shared-Defined   02     Sole
CKE Restaurants Inc            COM               12561E 10 5      147       14,044  Sh       Shared-Defined   01     Sole
CKE Restaurants Inc            COM               12561E 10 5      107       10,158  Sh       Shared-Defined   02     Sole
Collective Brands Inc          COM               19421W 10 0   35,379    2,041,500  Sh       Shared-Defined   01     Sole
Collective Brands Inc          COM               19421W 10 0   27,901    1,610,000  Sh       Shared-Defined   02     Sole
Darden Restaurants Inc         COM               237194 10 5    5,068      148,500  Sh       Shared-Defined   01     Sole
Darden Restaurants Inc         COM               237194 10 5    4,317      126,500  Sh       Shared-Defined   02     Sole
December 09 Calls On GIL US    CALL              375916 90 3       64          126  Sh  Call Shared-Defined   01     Sole
December 09 Calls On GIL US    CALL              375916 90 3       46           91  Sh  Call Shared-Defined   02     Sole
December 09 Puts On IWM US     PUT               464287 95 5    1,037        5,400  Sh   Put Shared-Defined   01     Sole
December 09 Puts On IWM US     PUT               464287 95 5      883        4,600  Sh   Put Shared-Defined   02     Sole
Deckers Outdoor Corp           COM               243537 10 7      669        7,880  Sh       Shared-Defined   01     Sole
Deckers Outdoor Corp           COM               243537 10 7      484        5,707  Sh       Shared-Defined   02     Sole
Dover Saddlery Inc             COM               260412 10 1    1,075      496,251  Sh       Shared-Defined   01     Sole
Dover Saddlery Inc             COM               260412 10 1      916      422,732  Sh       Shared-Defined   02     Sole
EMC Corp/Mass                  COM               268648 10 2   33,494    1,965,600  Sh       Shared-Defined   01     Sole
EMC Corp/Mass                  COM               268648 10 2   28,532    1,674,400  Sh       Shared-Defined   02     Sole
Epicor Software Corp           COM               29426L 10 8      661      103,694  Sh       Shared-Defined   01     Sole
Epicor Software Corp           COM               29426L 10 8      478       75,114  Sh       Shared-Defined   02     Sole
Flow Intl Corp                 COM               343468 10 4    3,689    1,413,542  Sh       Shared-Defined   01     Sole
Flow Intl Corp                 COM               343468 10 4    1,533      587,332  Sh       Shared-Defined   02     Sole
Furniture Brands Intl Inc      COM               360921 10 0    2,986      540,000  Sh       Shared-Defined   01     Sole
Furniture Brands Intl Inc      COM               360921 10 0    2,544      460,000  Sh       Shared-Defined   02     Sole
Gildan Activewear Inc          COM               375916 10 3   18,949      960,891  Sh       Shared-Defined   01     Sole
Gildan Activewear Inc          COM               375916 10 3   16,101      816,486  Sh       Shared-Defined   02     Sole
Guess? Inc                     COM               401617 10 5    7,501      202,500  Sh       Shared-Defined   01     Sole
Guess? Inc                     COM               401617 10 5    6,389      172,500  Sh       Shared-Defined   02     Sole
HLTH Corp                      COM               40422Y 10 1      630       43,148  Sh       Shared-Defined   01     Sole
HLTH Corp                      COM               40422Y 10 1      457       31,256  Sh       Shared-Defined   02     Sole
Holly Corp                     COM PAR $0.01     435758 30 5    8,266      322,650  Sh       Shared-Defined   01     Sole
Holly Corp                     COM PAR $0.01     435758 30 5    7,042      274,850  Sh       Shared-Defined   02     Sole
Hudson Highland Group Inc      COM               443792 10 6      140       46,152  Sh       Shared-Defined   01     Sole
Hudson Highland Group Inc      COM               443792 10 6      102       33,432  Sh       Shared-Defined   02     Sole
Immucor Inc                    COM               452526 10 6      103        5,818  Sh       Shared-Defined   01     Sole
Immucor Inc                    COM               452526 10 6       74        4,207  Sh       Shared-Defined   02     Sole
Iridium Communications Inc     COM               46269C 10 2       95        8,348  Sh       Shared-Defined   01     Sole
Iridium Communications Inc     COM               46269C 10 2       69        6,038  Sh       Shared-Defined   02     Sole
January 10 Calls On ACGY US    CALL              00443E 90 4       11           75  Sh  Call Shared-Defined   01     Sole
January 10 Calls On ACGY US    CALL              00443E 90 4        8           54  Sh  Call Shared-Defined   02     Sole
January 10 Calls On NTY US     CALL              628782 90 4       14           41  Sh  Call Shared-Defined   01     Sole
January 10 Calls On NTY US     CALL              628782 90 4       10           29  Sh  Call Shared-Defined   02     Sole
January 11 Puts On GLD US      PUT               78463V 95 7    1,345        4,482  Sh   Put Shared-Defined   01     Sole
January 11 Puts On GLD US      PUT               78463V 95 7    1,145        3,818  Sh   Put Shared-Defined   02     Sole
Jarden Corp                    COM               471109 10 8   11,862      422,600  Sh       Shared-Defined   01     Sole
Jarden Corp                    COM               471109 10 8   10,650      379,400  Sh       Shared-Defined   02     Sole
L-1 Identity Solutions Inc     COM               50212A 10 6    6,341      907,201  Sh       Shared-Defined   01     Sole
L-1 Identity Solutions Inc     COM               50212A 10 6    5,402      772,799  Sh       Shared-Defined   02     Sole
Legg Mason Inc                 COM               524901 10 5      613       19,767  Sh       Shared-Defined   01     Sole
Legg Mason Inc                 COM               524901 10 5      444       14,305  Sh       Shared-Defined   02     Sole
Liberty Acquisition Hol-Cw13   *W EXP 12/12/2013 53015Y 11 5      824    1,350,000  Sh       Shared-Defined   01     Sole
Liberty Acquisition Hol-Cw13   *W EXP 12/12/2013 53015Y 11 5      702    1,150,000  Sh       Shared-Defined   02     Sole
Liberty Acquisition Holdings   COM               53015Y 10 7   25,650    2,700,000  Sh       Shared-Defined   01     Sole
Liberty Acquisition Holdings   COM               53015Y 10 7   21,850    2,300,000  Sh       Shared-Defined   02     Sole
Liberty Global Inc-A           COM SER A         530555 10 1   18,525      820,800  Sh       Shared-Defined   01     Sole
Liberty Global Inc-A           COM SER A         530555 10 1   15,781      699,200  Sh       Shared-Defined   02     Sole
Liberty Global Inc-Series C    COM SER C         530555 30 9    7,883      351,000  Sh       Shared-Defined   01     Sole
Liberty Global Inc-Series C    COM SER C         530555 30 9    6,716      299,000  Sh       Shared-Defined   02     Sole
Linear Technology Corp         COM               535678 10 6   11,936      432,000  Sh       Shared-Defined   01     Sole
Linear Technology Corp         COM               535678 10 6   10,168      368,000  Sh       Shared-Defined   02     Sole
Lionbridge Technologies Inc    COM               536252 10 9    9,174    3,528,427  Sh       Shared-Defined   01     Sole
Lionbridge Technologies Inc    COM               536252 10 9    5,197    1,998,816  Sh       Shared-Defined   02     Sole
Maiden Holdings Ltd            SHS               G5753U 11 2    1,118      153,717  Sh       Shared-Defined   01     Sole
Maiden Holdings Ltd            SHS               G5753U 11 2      809      111,265  Sh       Shared-Defined   02     Sole
McDonald's Corp                COM               580135 10 1   26,041      456,300  Sh       Shared-Defined   01     Sole
McDonald'S Corp                COM               580135 10 1   22,183      388,700  Sh       Shared-Defined   02     Sole
Merge Healthcare Inc           COM               589499 10 2    1,785      434,298  Sh       Shared-Defined   01     Sole
Merge Healthcare Inc           COM               589499 10 2    1,287      313,202  Sh       Shared-Defined   02     Sole
MIPS Technologies Inc          COM               604567 10 7       53       14,152  Sh       Shared-Defined   01     Sole
MIPS Technologies Inc          COM               604567 10 7       39       10,232  Sh       Shared-Defined   02     Sole
Monsanto Co                    COM               61166W 10 1   24,033      310,500  Sh       Shared-Defined   01     Sole
Monsanto Co                    COM               61166W 10 1   20,472      264,500  Sh       Shared-Defined   02     Sole
MSC Software Corp              COM               553531 10 4      391       46,508  Sh       Shared-Defined   01     Sole
MSC Software Corp              COM               553531 10 4      283       33,625  Sh       Shared-Defined   02     Sole
Nalco Holding Co               COM               62985Q 10 1   17,984      877,704  Sh       Shared-Defined   01     Sole
Nalco Holding Co               COM               62985Q 10 1   15,058      734,896  Sh       Shared-Defined   02     Sole
NBTY Inc                       COM               628782 10 4    1,045       26,410  Sh       Shared-Defined   01     Sole
NBTY Inc                       COM               628782 10 4      757       19,120  Sh       Shared-Defined   02     Sole
NMT Medical Inc                COM               629294 10 9    2,166    1,051,695  Sh       Shared-Defined   01     Sole
NMT Medical Inc                COM               629294 10 9    1,377      668,305  Sh       Shared-Defined   02     Sole
Nustar Energy LP               UNIT COM          67058H 10 2    9,868      190,350  Sh       Shared-Defined   01     Sole
October 09 Puts On SPY US      PUT               78462F 95 3      112        5,600  Sh   Put Shared-Defined   01     Sole
October 09 Puts On SPY US      PUT               78462F 95 3       88        4,400  Sh   Put Shared-Defined   02     Sole
Oneok Inc                      COM               682680 10 3   11,568      315,900  Sh       Shared-Defined   01     Sole
Oneok Inc                      COM               682680 10 3    9,854      269,100  Sh       Shared-Defined   02     Sole
Oracle Corp                    COM               68389X 10 5   36,743    1,763,100  Sh       Shared-Defined   01     Sole
Oracle Corp                    COM               68389X 10 5   31,300    1,501,900  Sh       Shared-Defined   02     Sole
Pep Boys-Manny Moe & Jack      COM               713278 10 9   11,322    1,158,809  Sh       Shared-Defined   01     Sole
Pep Boys-Manny Moe & Jack      COM               713278 10 9    9,644      987,132  Sh       Shared-Defined   02     Sole
Perot Systems Corp-Cl A        CL A              714265 10 5      501       16,878  Sh       Shared-Defined   01     Sole
Perot Systems Corp-Cl A        CL A              714265 10 5      362       12,203  Sh       Shared-Defined   02     Sole
PHI Inc-Non Voting             COM NON VTG       69336T 20 5      370       18,233  Sh       Shared-Defined   01     Sole
PHI Inc-Non Voting             COM NON VTG       69336T 20 5      268       13,196  Sh       Shared-Defined   02     Sole
Qualcomm Inc                   COM               747525 10 3   34,126      758,700  Sh       Shared-Defined   01     Sole
Qualcomm Inc                   COM               747525 10 3   29,071      646,300  Sh       Shared-Defined   02     Sole
Republic Services Inc          COM               760759 10 0   18,437      693,900  Sh       Shared-Defined   01     Sole
Republic Services Inc          COM               760759 10 0   15,706      591,100  Sh       Shared-Defined   02     Sole
Retail Opp Invest Corp-Cw14    *W EXP 10/23/2014 76131N 11 9    1,418    1,404,000  Sh       Shared-Defined   01     Sole
Retail Opp Invest Corp-Cw14    *W EXP 10/23/2014 76131N 11 9    1,208    1,196,000  Sh       Shared-Defined   02     Sole
Retail Opportunity Investments COM               76131N 10 1   18,956    1,833,300  Sh       Shared-Defined   01     Sole
Retail Opportunity Investments COM               76131N 10 1   16,148    1,561,700  Sh       Shared-Defined   02     Sole
Sapient Corporation            COM               803062 10 8   17,743    2,206,848  Sh       Shared-Defined   01     Sole
Sapient Corporation            COM               803062 10 8   14,886    1,851,443  Sh       Shared-Defined   02     Sole
Seahawk Drilling Inc           COM               81201R 10 7      751       24,160  Sh       Shared-Defined   01     Sole
Seahawk Drilling Inc           COM               81201R 10 7      543       17,469  Sh       Shared-Defined   02     Sole
Sotheby's                      COM               835898 10 7    4,652      270,000  Sh       Shared-Defined   01     Sole
Sotheby's                      COM               835898 10 7    3,963      230,000  Sh       Shared-Defined   02     Sole
SPDR Gold Trust                GOLD SHS          78463V 10 7   44,305      448,200  Sh       Shared-Defined   01     Sole
SPDR Gold Trust                GOLD SHS          78463V 10 7   37,741      381,800  Sh       Shared-Defined   02     Sole
Starwood Property Trust Inc    COM               85571B 10 5   10,935      540,000  Sh       Shared-Defined   01     Sole
Starwood Property Trust Inc    COM               85571B 10 5    9,315      460,000  Sh       Shared-Defined   02     Sole
SunPower Corp-Class B          COM CL B          867652 30 7      164        6,520  Sh       Shared-Defined   01     Sole
SunPower Corp-Class B          COM CL B          867652 30 7      119        4,720  Sh       Shared-Defined   02     Sole
Wal-Mart Stores Inc            COM               931142 10 3   22,135      450,900  Sh       Shared-Defined   01     Sole
Wal-Mart Stores Inc            COM               931142 10 3   18,855      384,100  Sh       Shared-Defined   02     Sole
Walter Investment Management   COM               93317W 10 2      180       11,243  Sh       Shared-Defined   01     Sole
Walter Investment Management   COM               93317W 10 2      129        8,075  Sh       Shared-Defined   02     Sole
WebMD Health Corp              COM               94770V 10 2    1,045       31,540  Sh       Shared-Defined   01     Sole
WebMD Health Corp              COM               94770V 10 2      756       22,831  Sh       Shared-Defined   02     Sole